                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 40

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on October 6, 2000 pursuant to paragraph (b) of Rule 485
             ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
             ___ on (date) pursuant to paragraph (a) (1) of Rule 485
             ___ this post-effective amendment designates a new effective
             ___ date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 3 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Allmerica Select Reward Prospectus and Statement of Additional Information of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 1 on April 21, 2000, and is incorporated by reference herein.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                  BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1...................Cover Page

2...................Special Terms

3...................Summary of Fees and Expenses; Summary of Contract Features

4...................Condensed Financial Information;  Performance Information

5...................Description of the Company, the Variable Account and The
                    Underlying Investment Companies

6...................Charges and Deductions

7...................Description of the Contract -- The Accumulation Phase;
                    Annuitization - The Payout Phase

8...................Annuitization - The Payout Phase

9...................Description of the Contract - Accumulation Phase, G. Death
                    Benefit

10..................Payments;  Computation of Values;  Distribution

11..................Surrender and Withdrawals; Surrender Charge; Charges and
                    Deductions; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12..................Federal Tax Considerations

13..................Legal Matters

14..................Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15..................Cover Page

16..................Table of Contents

17..................General Information and History

18..................Services

19..................Underwriters

20..................Performance Information

21..................Annuity Benefit Payments

22..................Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
                            (ALLMERICA SELECT REWARD)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

        SUPPLEMENT DATED OCTOBER 6, 2000 TO PROSPECTUS DATED MAY 1, 2000

                                       ***

On October 9, 2000, twenty-two new Sub-Accounts will be available under the Contract. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

                                       ***

Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."

                                       ***

The third paragraph of the first page of the prospectus is being replaced in its entirety with the following:

Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST
AIT Equity Index Fund
AIT Money Market Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund
AIT Select Growth and Income Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Alliance Premier Growth Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)
Alliance Growth and Income Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
Deutsche VIT EAFE Equity Index
Deutsche VIT Small Cap Index
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity VIP II Contrafund Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
Fidelity VIP III Growth & Income Portfolio
Fidelity VIP III Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CLASS 2)
Franklin Small Cap Fund
Mutual Shares Securities Fund
Templeton Pacific Growth Securities Fund
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF Dynamics Fund
INVESCO VIF Health Sciences Fund
JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
KEMPER VARIABLE SERIES
KVS Dreman Financial Services Portfolio
Kemper Technology Growth Portfolio
T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                       ***

Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Fund (or Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, or T. Rowe Price in which a Sub-Account invests.


                                       ***


Under SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Funds Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                                                                     OTHER            TOTAL FUND
                                                  MANAGEMENT                        EXPENSES           EXPENSES
                                                FEE (AFTER ANY                     (AFTER ANY         (AFTER ANY
                                                  VOLUNTARY                       WAIVERS/REIM-      WAIVERS/REIM-
UNDERLYING FUND                                    WAIVERS)       12b-1 FEES       BURSEMENTS)        BURSEMENTS)
---------------                                    --------       ----------       -----------        -----------
AIT Equity Index Fund .........................     0.28%              -              0.07%            0.35%(1)
AIT Money Market Fund .........................     0.24%              -              0.05%            0.29%(1)
AIT Select Aggressive Growth Fund .............     0.81%*             -              0.06%            0.87%(1)(2)*
AIT Select Capital Appreciation Fund ..........     0.90%*             -              0.07%            0.97%(1)*
AIT Select Emerging Markets Fund ..............     1.35%              -              0.57%            1.92%(1)(2)
AIT Select Growth and Income Fund .............     0.67%              -              0.07%            0.74%(1)(2)
AIT Select International Equity Fund ..........     0.89%              -              0.13%            1.02%(1)(2)
AIT Investment Grade Income Fund ..............     0.43%              -              0.07%            0.50%(1)
AIT Select Strategic Growth Fund ..............     0.85%              -              0.35%            1.20%(1)(2)
AIT Select Strategic Income Fund ..............     0.60%              -              0.17%**          0.77%(1)
AIT Select Value Opportunity Fund .............     0.90%              -              0.07%            0.97%(1)(2)
AIM V.I. Aggressive Growth Fund ...............     0.00%              -              1.19%            1.19%(3)
AIM V.I. Blue Chip Fund .......................     0.75%              -              0.55%            1.30%
AIM V.I. Value Fund ...........................     0.61%              -              0.15%            0.76%
Alliance Growth and Income Portfolio (Class B).     0.63%           0.25%             0.09%            0.97%
Alliance Premier Growth Portfolio .............     1.00%              -              0.05%            1.05%
Deutsche VIT EAFE Equity Index ................     0.02%             --              0.63%            0.65%(4)
Deutsche VIT Small Cap Index ..................     0.00%             --              0.45%            0.45%(4)
Fidelity VIP Equity-Income Portfolio ..........     0.48%              -              0.09%            0.57%(5)
Fidelity VIP Growth Portfolio .................     0.58%              -              0.08%            0.66%(5)
Fidelity VIP High Income Portfolio ............     0.58%              -              0.11%            0.69%
Fidelity VIP II Contrafund Portfolio ..........     0.58%              -              0.09%            0.67%(5)
Fidelity VIP III Growth & Income Portfolio ....     0.48%              -              0.12%            0.60%(5)
Fidelity VIP III Mid Cap Portfolio ............     0.57%              -              0.40%            0.97%(6)
Franklin Small Cap Fund (Class 2) .............     0.55%           0.25%             0.27%            1.07%(7)(8)
Mutual Shares Securities Fund (Class 2) .......     0.55%           0.25%             0.27%            1.07%(7)(9)
Templeton Pacific Growth Securities Fund
 (Class 2) ....................................     1.00%           0.25%             0.08%            1.33%(7)
INVESCO VIF Dynamics Fund .....................     0.75%              -              1.53%            2.28%(10)
INVESCO VIF Health Sciences Fund ..............     0.75%              -              0.73%            1.48%(11)
Janus Aspen Aggressive Growth Portfolio             0.65%           0.25%             0.02%            0.92%(12)
 (Service Shares) .............................
Janus Aspen Growth Portfolio (Service               0.65%           0.25%             0.02%            0.92%(12)
 Shares) ......................................
Janus Aspen Growth and Income Portfolio             0.65%           0.25%             0.40%            1.30%(12)
 (Service Shares) .............................
Janus Aspen International Growth Portfolio          0.65%           0.25%             0.11%            1.01%(12)
 (Service Shares) .............................
KVS Dreman Financial Services Portfolio .......     0.70%              -              0.29%            0.99%(13)
Kemper Technology Growth Portfolio ............     0.51%              -              0.44%            0.95%(13)(14)
T. Rowe Price International Stock Portfolio ...     1.05%              -              0.00%            1.05%

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

** The Select Strategic Income Fund commenced operations on July 1, 2000. The "other expenses" shown for the Fund are based on estimated amounts that will be incurred in respect of shares of the Fund for the 2000 fiscal year.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% of average net assets for the Select Strategic Income Fund.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The total operating expenses of the funds were less than or equal to their respective expense limitations throughout 1999 except the Select Strategic Growth Fund which received a reimbursement of $813.00 in 1999 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown for the Fund's total operating expenses and expense limitation (both 1.20%).

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4)The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for Deutsche VIT Small Cap Index and 0.65% for Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83% and 1.18%, respectively for Deutsche VIT Small Cap Index and 0.45%, 0.70% and 1.15%, respectively for Deutsche VIT EAFE Equity Index.

(5) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.56% for the Fidelity VIP Equity-Income Portfolio, 0.65% for the Fidelity VIP II Contrafund Portfolio and 0.59% for the Fidelity VIP III Growth & Income Portfolio.

(6) Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP III Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total fund expenses would have been 0.57%, 2.77% and 3.34%.

(7) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The fund administration fee of the Templeton Pacific Growth Securities Fund is paid indirectly through the management fee. The Franklin Small Cap Fund pays for similar services directly.

(8) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(9)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(10)The INVESCO VIF Dynamics Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO Funds Group,Inc. ("INVESCO") to ensure that the expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 0.54% and 1.29% respectively of the Fund's average net assets. The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(11) The INVESCO VIF Health Sciences Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(12) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(13) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(14) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


WITH SURRENDER CHARGE                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------                                              ------      -------      -------      --------
AIT Equity Index Fund ...........................................   $93         $136         $172          $211
AIT Money Market Fund ...........................................   $92         $134         $169          $204
AIT Select Aggressive Growth Fund ...............................   $98         $150         $196          $265
AIT Select Capital Appreciation Fund ............................   $99         $153         $201          $275
AIT Select Emerging Markets Fund ................................   $107        $179         $244          $365
AIT Select Growth and Income Fund ...............................   $96         $147         $190          $251
AIT Select International Equity Fund ............................   $99         $155         $203          $280
AIT Select Investment Grade Income Fund .........................   $94         $140         $179          $226
AIT Select Strategic Growth Fund ................................   $101        $160         $212          $297
AIT Select Strategic Income Fund ................................   $97         $148         $192          $254
AIT Select Value Opportunity Fund ...............................   $99         $153         $201          $275
AIM V.I. Aggressive Growth Fund .................................   $101        $159         $211          $296
AIM V.I. Blue Chip Fund .........................................   $102        $162         $216          $307
AIM V.I. Value Fund .............................................   $97         $147         $191          $253
Alliance Growth and Income Portfolio ............................   $99         $153         $201          $275


                                      B-6

Alliance Premier Growth Portfolio ...............................   $99         $155         $205          $283
Deutsche VIT EAFE Equity Index  .................................   $96         $144         $186          $242
Deutsche VIT Small Cap Index ....................................   $94         $139         $176          $221
Fidelity VIP Equity-Income Portfolio ............................   $95         $142         $182          $234
Fidelity VIP Growth Portfolio ...................................   $96         $145         $186          $243
Fidelity VIP High Income Portfolio ..............................   $96         $145         $188          $246
Fidelity VIP II Contrafund Portfolio ............................   $96         $145         $187          $244
Fidelity VIP III Growth & Income Portfolio ......................   $95         $143         $184          $237
Fidelity VIP III Mid Cap Portfolio ..............................   $99         $153         $201          $275
Franklin Small Cap Fund .........................................   $99         $156         $206          $285
Mutual Shares Securities Fund ...................................   $99         $156         $206          $285
Templeton Pacific Growth Securities Fund ........................   $102        $163         $218          $310
INVESCO VIF Dynamics Fund .......................................   $111        $189         $260          $397
INVESCO VIF Health Sciences Fund ................................   $103        $167         $224          $324
Janus Aspen Aggressive Growth Portfolio .........................   $98         $152         $199          $270
Janus Aspen Growth Portfolio ....................................   $98         $152         $199          $270
Janus Aspen Growth and Income Portfolio .........................   $102        $162         $216          $307
Janus Aspen International Growth Portfolio ......................   $99         $154         $203          $279
KVS Dreman Financial Services Portfolio .........................   $99         $154         $202          $277
Kemper Technology Growth Portfolio ..............................   $98         $153         $200          $273
T. Rowe Price International Stock Portfolio .....................   $99         $155         $205          $283



(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 5% Enhanced Death Benefit Rider With Annual Step-Up.



WITH SURRENDER CHARGE                                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------                                              ------      -------      -------      --------
AIT Equity Index Fund ...........................................   $98         $153         $200          $273
AIT Money Market Fund ...........................................   $98         $151         $197          $267
AIT Select Aggressive Growth Fund ...............................  $103         $167         $224          $323
AIT Select Capital Appreciation Fund ............................  $104         $170         $229          $333
AIT Select Emerging Markets Fund ................................  $113         $195         $270          $417
AIT Select Growth and Income Fund ...............................  $102         $163         $218          $311
AIT Select International Equity Fund ............................  $105         $171         $231          $337
AIT Select Investment Grade Income Fund .........................  $100         $157         $207          $288
AIT Select Strategic Growth Fund ................................  $106         $176         $239          $354
AIT Select Strategic Income Fund ................................  $102         $164         $219          $314
AIT Select Value Opportunity Fund ...............................  $104         $170         $229          $333
AIM V.I. Aggressive Growth Fund .................................  $106         $176         $238          $353
AIM V.I. Blue Chip Fund .........................................  $107         $179         $243          $363
AIM V.I. Value Fund .............................................  $102         $164         $219          $313
Alliance Growth and Income Portfolio ............................  $104         $170         $229          $333
Alliance Premier Growth Portfolio ...............................  $105         $172         $232          $340
Deutsche VIT EAFE Equity Index ..................................  $101         $161         $214          $302
Deutsche VIT Small Cap Index ....................................   $99         $155         $205          $283
Fidelity VIP Equity-Income Portfolio ............................  $100         $159         $210          $294
Fidelity VIP Growth Portfolio ...................................  $101         $161         $214          $303
Fidelity VIP High Income Portfolio ..............................  $101         $162         $216          $306
Fidelity VIP II Contrafund Portfolio ............................  $101         $161         $215          $304
Fidelity VIP III Growth & Income Portfolio ......................  $101         $160         $212          $297
Fidelity VIP III Mid Cap Portfolio ..............................  $104         $170         $229          $333
Franklin Small Cap Fund .........................................  $105         $172         $233          $342
Mutual Shares Securities Fund ...................................  $105         $172         $233          $342
Templeton Pacific Growth Securities Fund ........................  $107         $179         $245          $366
INVESCO VIF Dynamics Fund .......................................  $116         $205         $286          $447


                                      B-7

INVESCO VIF Health Sciences Fund ................................  $109         $183         $251          $379
Janus Aspen Aggressive Growth Portfolio .........................  $104         $168         $226          $328
Janus Aspen Growth Portfolio ....................................  $104         $168         $226          $328
Janus Aspen Growth and Income Portfolio .........................  $107         $179         $243          $363
Janus Aspen International Growth Portfolio ......................  $104         $171         $230          $336
KVS Dreman Financial Services Portfolio .........................  $104         $170         $229          $335
Kemper Technology Growth Portfolio ..............................  $104         $169         $228          $331
T. Rowe Price International Stock Portfolio .....................  $105         $172         $232          $340


(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize*, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


WITHOUT SURRENDER CHARGE                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------                                           ------      -------      -------      --------
AIT Equity Index Fund ...........................................   $18         $56           $97          $211
AIT Money Market Fund ...........................................   $18         $54           $94          $204
AIT Select Aggressive Growth Fund ...............................   $23         $72          $124          $265
AIT Select Capital Appreciation Fund ............................   $24         $75          $129          $275
AIT Select Emerging Markets Fund ................................   $34         $103         $175          $365
AIT Select Growth and Income Fund ...............................   $22         $68          $117          $251
AIT Select International Equity Fund ............................   $25         $77          $131          $280
AIT Select Investment Grade Income Fund .........................   $20         $61          $105          $226
AIT Select Strategic Growth Fund ................................   $27         $82          $140          $297
AIT Select Strategic Income Fund ................................   $22         $69          $118          $254
AIT Select Value Opportunity Fund ...............................   $24         $75          $129          $275
AIM V.I. Aggressive Growth Fund .................................   $27         $82          $140          $296
AIM V.I. Blue Chip Fund .........................................   $28         $85          $145          $307
AIM V.I. Value Fund .............................................   $22         $69          $118          $253
Alliance Growth and Income Portfolio ............................   $24         $75          $129          $275
Alliance Premier Growth Portfolio ...............................   $25         $78          $133          $283
Deutsche VIT EAFE Equity Index ..................................   $21         $65          $112          $242
Deutsche VIT Small Cap Index ....................................   $19         $59          $102          $221
Fidelity VIP Equity-Income Portfolio ............................   $20         $63          $108          $234
Fidelity VIP Growth Portfolio ...................................   $21         $66          $113          $243
Fidelity VIP High Income Portfolio ..............................   $22         $67          $114          $246
Fidelity VIP II Contrafund Portfolio ............................   $21         $66          $113          $244
Fidelity VIP III Growth & Income Portfolio ......................   $21         $64          $110          $237
Fidelity VIP III Mid Cap Portfolio ..............................   $24         $75          $129          $275
Franklin Small Cap Fund .........................................   $25         $78          $134          $285
Mutual Shares Securities Fund ...................................   $25         $78          $134          $285
Templeton Pacific Growth Securities Fund ........................   $28         $86          $146          $310
INVESCO VIF Dynamics Fund .......................................   $37         $114         $192          $397
INVESCO VIF Health Sciences Fund ................................   $30         $90          $154          $324
Janus Aspen Aggressive Growth Portfolio .........................   $24         $74          $126          $270
Janus Aspen Growth Portfolio ....................................   $24         $74          $126          $270
Janus Aspen Growth and Income Portfolio .........................   $28         $85          $145          $307
Janus Aspen International Growth Portfolio ......................   $25         $76          $131          $279
KVS Dreman Financial Services Portfolio .........................   $25         $76          $130          $277
Kemper Technology Growth Portfolio ..............................   $24         $75          $128          $273
T. Rowe Price International Stock Portfolio .....................   $25         $78          $133          $283


(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize*, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 5% Enhanced Death Benefit Rider With Annual Step-Up.

WITHOUT SURRENDER CHARGE                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------                                           ------      -------      -------      --------
AIT Equity Index Fund ...........................................   $24         $75          $128          $273
AIT Money Market Fund ...........................................   $24         $73          $125          $267
AIT Select Aggressive Growth Fund ...............................   $29         $90          $153          $323
AIT Select Capital Appreciation Fund ............................   $30         $93          $158          $333
AIT Select Emerging Markets Fund ................................   $40         $121         $203          $417
AIT Select Growth and Income Fund ...............................   $28         $86          $147          $311
AIT Select International Equity Fund ............................   $31         $95          $161          $337
AIT Select Investment Grade Income Fund .........................   $26         $79          $135          $288
AIT Select Strategic Growth Fund ................................   $33         $100         $169          $354
AIT Select Strategic Income Fund ................................   $28         $87          $148          $314
AIT Select Value Opportunity Fund ...............................   $30         $93          $158          $333
AIM V.I. Aggressive Growth Fund .................................   $33         $99          $169          $353
AIM V.I. Blue Chip Fund .........................................   $34         $103         $174          $363
AIM V.I. Value Fund .............................................   $28         $87          $148          $313
Alliance Growth and Income Portfolio ............................   $30         $93          $158          $333
Alliance Premier Growth Portfolio ...............................   $31         $95          $162          $340
Deutsche VIT EAFE Equity Index ..................................   $27         $84          $142          $302
Deutsche VIT Small Cap Index ....................................   $25         $78          $133          $283
Fidelity VIP Equity-Income Portfolio ............................   $26         $81          $139          $294
Fidelity VIP Growth Portfolio ...................................   $27         $84          $143          $303
Fidelity VIP High Income Portfolio ..............................   $28         $85          $144          $306
Fidelity VIP II Contrafund Portfolio ............................   $27         $84          $143          $304
Fidelity VIP III Growth & Income Portfolio ......................   $27         $82          $140          $297
Fidelity VIP III Mid Cap Portfolio ..............................   $30         $93          $158          $333
Franklin Small Cap Fund .........................................   $31         $96          $163          $342
Mutual Shares Securities Fund ...................................   $31         $96          $163          $342
Templeton Pacific Growth Securities Fund ........................   $34         $104         $176          $366
INVESCO VIF Dynamics Fund .......................................   $43         $131         $220          $447
INVESCO VIF Health Sciences Fund ................................   $35         $108         $183          $379
Janus Aspen Aggressive Growth Portfolio .........................   $30         $92          $156          $328
Janus Aspen Growth Portfolio ....................................   $30         $92          $156          $328
Janus Aspen Growth and Income Portfolio .........................   $34         $103         $174          $363
Janus Aspen International Growth Portfolio ......................   $31         $94          $160          $336
KVS Dreman Financial Services Portfolio .........................   $31         $94          $159          $335
Kemper Technology Growth Portfolio ..............................   $30         $92          $157          $331
T. Rowe Price International Stock Portfolio .....................   $31         $95          $162          $340


* The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.


                                       ***


WHAT ARE MY INVESTMENT CHOICES? Under the SUMMARY OF CONTRACT FEATURES section is replaced in its entirety by the following:

You may choose among thirty-six Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. The thirty-six Underlying Funds are:

-    AIT Equity Index Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Money Market Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Aggressive Growth Fund
     Managed by Nicholas-Applegate Capital Management, L.P.

-    AIT Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

-    AIT Select Emerging Markets Fund
     Managed by Schroder Investment Management North America Inc.

-    AIT Select Growth and Income Fund
     Managed by J.P. Morgan Investment Management Inc.

-    AIT Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

-    AIT Select Investment Grade Income Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Strategic Growth Fund
     Managed by TCW Investment Management Company

-    AIT Select Strategic Income Fund
     Managed by Western Asset Management Company

-    AIT Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

-    AIM V.I. Aggressive Growth Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Blue Chip Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Value Fund
     Managed by A I M Advisors, Inc.

-    Alliance Growth and Income Portfolio
     Managed by Alliance Capital Management L.P.

-    Alliance Premier Growth Portfolio
     Managed by Alliance Capital Management L.P.

-    Deutsche VIT EAFE Equity Index
     Managed by Bankers Trust Company

-    Deutsche VIT Small Cap Index
     Managed by Bankers Trust Company

-    Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP II Contrafund Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Growth & Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Mid Cap Portfolio
     Managed by Fidelity Management & Research Company

-    Franklin Small Cap Fund
     Managed by Franklin Advisers, Inc.

-    Mutual Shares Securities Fund
     Managed by Franklin Mutual Advisers, LLC

-    Templeton Pacific Growth Securities Fund
     Managed by Franklin Advisers, Inc.

-    INVESCO VIF Dynamics Fund
     Managed by INVESCO Funds Group, Inc.

-    INVESCO VIF Health Sciences Fund
     Managed by INVESCO Funds Group, Inc.

-    Janus Aspen Aggressive Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth and Income Portfolio
     Managed by Janus Capital

-    Janus Aspen International Growth Portfolio
     Managed by Janus Capital

-    KVS Dreman Financial Services Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    Kemper Technology Growth Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    T. Rowe Price International Stock Portfolio
     Managed by Rowe Price-Fleming International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


                                       ***

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS AND HOW ARE THEY SELECTED? is replaced in its entirety by the following:

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?


The following are the investment advisers of the Underlying Funds:



FUND                                              INVESTMENT ADVISER
----                                              ------------------
AIT Equity Index Fund                             Allmerica Asset Management, Inc.
AIT Money Market Fund                             Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                 Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund              T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund Inc.             Schroder Investment Management North America I
AIT Select Growth and Income Fund                 J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund              Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund           Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                  TCW Investment Management Company
AIT Select Strategic Income Fund                  Western Asset Management Company
AIT Select Value Opportunity Fund                 Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                   A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                           A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.
Alliance Growth and Income Portfolio              Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                    Bankers Trust Company
Deutsche VIT Small Cap Index                      Bankers Trust Company
Fidelity VIP Equity-Income Portfolio              Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                     Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                Fidelity Management & Research Company
Fidelity VIP II Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio        Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                Fidelity Management & Research Company
Franklin Small Cap Fund                           Franklin Advisers, Inc.
Mutual Shares Securities Fund                     Franklin Mutual Advisers, LLC
Templeton Pacific Growth Securities Fund          Franklin Advisers, Inc.
INVESCO VIF Dynamics Fund                         INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                  INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio           Janus Capital
Janus Aspen Growth Portfolio                      Janus Capital
Janus Aspen Growth and Income Portfolio           Janus Capital
Janus Aspen International Growth Portfolio        Janus Capital
KVS Dreman Financial Services Portfolio           Scudder Kemper Investments, Inc.
Kemper Technology Growth Portfolio                Scudder Kemper Investments, Inc.
T. Rowe Price International Stock Portfolio       Rowe Price-Fleming International, Inc.


BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists AIT in the selection of investment advisers for the AIT Funds. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

For more information, see DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.


                                       ***


The description of the underlying investment companies under the DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Eleven investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Strategic Income Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.

Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of AIT, or the addition or deletion of a Fund. The committee includes members who may be affiliated or unaffiliated with the Company and AIT. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index which are available under the Contract.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21,

1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Contrafund Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Small Cap Fund and the Templeton Pacific Growth Securities Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio.


                                       ***


The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING

INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND - seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND - seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND - seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH AND INCOME FUND - seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND - seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND - seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT STRATEGIC INCOME FUND - seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND - seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND - seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

AIM V.I. VALUE FUND - seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO - seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S.
companies.

DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible
(before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.

FIDELITY VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO - seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO - seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP II CONTRAFUND-Registered Trademark- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO-- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO-- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN SMALL CAP FUND (CLASS 2) - seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON PACIFIC GROWTH SECURITIES FUND (CLASS 2) - seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, including emerging markets, and are issued by companies that have their principal activities in the Pacific Rim.

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

INVESCO VIF HEALTH SCIENCES FUND - seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) - seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) - seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO - seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO - seeks growth of capital.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.


                                       ***


The Performance Tables found in APPENDIX B are replaced in their entirety by the following:

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                            FOR YEAR                    SINCE
                                                       SUB-ACCOUNT            ENDED                  INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND              INCEPTION DATE        12/31/99      5 YEARS    SUB-ACCOUNT
----------------------------------------              --------------        --------      -------    -----------
AIT Equity Index Fund .............................        N/A*                N/A*          N/A*        N/A*
AIT Money Market Fund .............................     10/8/92              -4.01%        -0.15%      -0.08%
AIT Select Aggressive Growth Fund .................      9/8/92              27.97%        18.65%      16.93%
AIT Select Capital Appreciation Fund ..............     4/30/95              14.86%          N/A       17.00%
AIT Select Emerging Markets Fund ..................     2/20/98              54.66%          N/A        9.13%
AIT Select Growth and Income Fund .................      9/8/92               8.10%        17.08%      11.64%
AIT Select International Equity Fund ..............      5/3/94              21.12%        13.58%      10.80%
AIT Select Investment Grade Income Fund ...........         N/A*               N/A*          N/A*        N/A*
AIT Select Strategic Growth Fund ..................     2/20/98               5.94%          N/A        0.97%
AIT Select Strategic Income Fund ..................         N/A*               N/A*          N/A*        N/A*
AIT Select Value Opportunity Fund .................     2/20/98             -13.05%          N/A       -7.94%
AIM V.I. Aggressive Growth Fund ...................         N/A*               N/A*          N/A*        N/A*
AIM V.I. Blue Chip Fund ...........................         N/A*               N/A*          N/A*        N/A*
AIM V.I. Value Fund ...............................         N/A*               N/A*          N/A*        N/A*
Alliance Growth and Income Portfolio ..............         N/A*               N/A*          N/A*        N/A*
Alliance Premier Growth Portfolio .................    10/15/99                N/A           N/A       14.92%
Deutsche VIT EAFE Equity Index  ...................         N/A*               N/A*          N/A*        N/A*
Deutsche VIT Small Cap Index ......................         N/A*               N/A*          N/A*        N/A*
Fidelity VIP Equity-Income Portfolio ..............      5/1/95              -2.96%          N/A       12.56%
Fidelity VIP Growth Portfolio .....................      5/1/95              26.77%          N/A       25.36%
Fidelity VIP High Income Portfolio ................      5/1/95              -1.30%          N/A        4.75%
Fidelity VIP II Contrafund Portfolio ..............         N/A*               N/A*          N/A*        N/A*
Fidelity VIP III Growth & Income Portfolio ........         N/A*               N/A*          N/A*        N/A*
Fidelity VIP III Mid Cap Portfolio ................         N/A*               N/A*          N/A*        N/A*
Franklin Small Cap Fund ...........................         N/A*               N/A*          N/A*        N/A*
Mutual Shares Securities Fund .....................         N/A*               N/A*          N/A*        N/A*
Templeton Pacific Growth Securities Fund ..........         N/A*               N/A*          N/A*        N/A*
INVESCO VIF Dynamics Fund .........................         N/A*               N/A*          N/A*        N/A*
INVESCO VIF Health Sciences Fund ..................         N/A*               N/A*          N/A*        N/A*
Janus Aspen Aggressive Growth Portfolio ...........         N/A*               N/A*          N/A*        N/A*
Janus Aspen Growth Portfolio ......................         N/A*               N/A*          N/A*        N/A*


                                      B-19

Janus Aspen Growth and Income Portfolio ...........         N/A*               N/A*          N/A*        N/A*
Janus Aspen International Growth Portfolio ........         N/A*               N/A*          N/A*        N/A*
KVS Dreman Financial Services Portfolio ...........         N/A*               N/A*          N/A*        N/A*
Kemper Technology Growth Portfolio ................         N/A*               N/A*          N/A*        N/A*
T. Rowe Price International Stock Portfolio .......      5/1/95              22.71%          N/A       10.61%



*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999X
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                           FOR YEAR                     SINCE
                                                      SUB-ACCOUNT           ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND             INCEPTION DATE        12/31/99      5 YEARS      SUB-ACCOUNT
----------------------------------------             --------------        --------      -------      -----------
AIT Equity Index Fund .............................          N/A*             N/A*          N/A*           N/A*
AIT Money Market Fund .............................      10/8/92             3.71%         4.00%          3.38%
AIT Select Aggressive Growth Fund .................       9/8/92            36.72%        21.63%         19.17%
AIT Select Capital Appreciation Fund ..............      4/30/95            23.61%          N/A          19.75%
AIT Select Emerging Markets Fund ..................      2/20/98            63.41%          N/A          13.62%
AIT Select Growth and Income Fund .................       9/8/92            16.77%        20.02%         14.41%
AIT Select International Equity Fund ..............       5/3/94            29.87%        16.91%         13.89%
AIT Select Investment Grade Income Fund ...........          N/A*             N/A*          N/A*           N/A*
AIT Select Strategic Growth Fund ..................      2/20/98            14.44%          N/A           5.40%
AIT Select Strategic Income Fund  .................          N/A*             N/A*          N/A*           N/A*
AIT Select Value Opportunity Fund  ................      2/20/98            -6.03%          N/A          -3.88%
AIM V.I. Aggressive Growth Fund ...................          N/A*             N/A*          N/A*           N/A*
AIM V.I. Blue Chip Fund ...........................          N/A*             N/A*          N/A*           N/A*
AIM V.I. Value Fund ...............................          N/A*             N/A*          N/A*           N/A*
Alliance Growth and Income Portfolio ..............          N/A*             N/A*          N/A*           N/A*
Alliance Premier Growth Portfolio .................     10/15/99              N/A           N/A          23.67%
Deutsche VIT EAFE Equity Index ....................          N/A*             N/A*          N/A*           N/A*
Deutsche VIT Small Cap Index  .....................          N/A*             N/A*          N/A*           N/A*
Fidelity VIP Equity-Income Portfolio ..............       5/1/95             4.84%          N/A          15.47%
Fidelity VIP Growth Portfolio .....................       5/1/95            35.52%          N/A          28.04%
Fidelity VIP High Income Portfolio   ..............       5/1/95             6.64%          N/A           8.11%
Fidelity VIP II Contrafund Portfolio ..............          N/A*             N/A*          N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio ........          N/A*             N/A*          N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio ................          N/A*             N/A*          N/A*           N/A*
Franklin Small Cap Fund ...........................          N/A*             N/A*          N/A*           N/A*
Mutual Shares Securities Fund .....................          N/A*             N/A*          N/A*           N/A*
Templeton Pacific Growth Securities Fund ..........          N/A*             N/A*          N/A*           N/A*
INVESCO VIF Dynamics Fund .........................          N/A*             N/A*          N/A*           N/A*
INVESCO VIF Health Sciences Fund ..................          N/A*             N/A*          N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio ...........          N/A*             N/A*          N/A*           N/A*
Janus Aspen Growth Portfolio ......................          N/A*             N/A*          N/A*           N/A*
Janus Aspen Growth and Income Portfolio ...........          N/A*             N/A*          N/A*           N/A*
Janus Aspen International Growth Portfolio ........          N/A*             N/A*          N/A*           N/A*
KVS Dreman Financial Services Portfolio ...........          N/A*             N/A*          N/A*           N/A*
Kemper Technology Growth Portfolio ................          N/A*             N/A*          N/A*           N/A*
T. Rowe Price International Stock Portfolio .......       5/1/95            31.46%          N/A          13.92%


*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                 10 YEARS OR
                                                                                                    SINCE
                                                                                                 INCEPTION OF
                                                       UNDERLYING        FOR YEAR                 UNDERLYING
                                                          FUND            ENDED                      FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND             INCEPTION DATE      12/31/99      5 YEARS      IF LESS
----------------------------------------             --------------      --------      -------      -------
AIT Equity Index Fund .............................       9/28/90           10.22%        25.39%     18.78%
AIT Money Market Fund .............................       4/29/85           -4.01%        -0.15%      0.67%
AIT Select Aggressive Growth Fund .................       8/21/92           27.97%        18.65%     16.79%
AIT Select Capital Appreciation Fund ..............       4/28/95           14.86%         N/A       16.95%
AIT Select Emerging Markets Fund ..................       2/20/98           54.66%         N/A        9.13%
AIT Select Growth and Income Fund .................       8/21/92            8.10%        17.08%     11.55%
AIT Select International Equity Fund ..............        5/2/94           21.12%        13.58%     10.79%
AIT Select Investment Grade Income Fund ...........       4/29/85           -9.41%        4.66%       6.18%
AIT Select Strategic Growth Fund ..................       2/20/98            5.94%         N/A        0.97%
AIT Select Strategic Income Fund  .................        7/1/00             N/A          N/A         N/A
AIT Select Value Opportunity Fund  ................       4/30/93          -13.05%        8.73%       7.26%
AIM V.I. Aggressive Growth Fund ...................        5/1/98           34.13%         N/A       17.46%
AIM V.I. Blue Chip Fund ...........................      12/30/99             N/A          N/A         N/A
AIM V.I. Value Fund ...............................        5/5/93           19.58%        24.83%     20.91%
Alliance Growth and Income Portfolio ..............       1/14/91            1.61%        21.17%     13.41%
Alliance Premier Growth Portfolio .................       6/26/92           21.89%        31.89%     22.41%
Deutsche VIT EAFE Equity Index ....................       8/26/97           16.90%         N/A        7.17%
Deutsche VIT Small Cap Index ......................       8/25/97           16.82%         N/A        7.09%
Fidelity VIP Equity-Income Portfolio ..............       10/9/86           -2.96%        14.01%     10.45%
Fidelity VIP Growth Portfolio  ....................       10/9/86           26.77%        25.14%     15.79%
Fidelity VIP High Income Portfolio   ..............       9/19/85           -1.30%        5.81%       8.67%
Fidelity VIP II Contrafund Portfolio ..............        1/3/95           14.01%         N/A       25.25%
Fidelity VIP III Growth & Income Portfolio ........      12/31/96           -0.14%         N/A       18.43%
Fidelity VIP III Mid Cap Portfolio ................      12/28/98           38.44%         N/A       40.47%
Franklin Small Cap Fund ...........................       11/1/95           85.18%         N/A       26.87%
Mutual Shares Securities Fund .....................       11/8/96            3.47%         N/A        6.21%
Templeton Pacific Growth Securities Fund ..........       1/27/92           26.28%        -4.66%      0.20%
INVESCO VIF Dynamics Fund .........................       8/25/97           44.92%         N/A       27.04%
INVESCO VIF Health Sciences Fund ..................       5/22/97           -4.07%         N/A       16.79%
Janus Aspen Aggressive Growth Portfolio ...........       9/13/93           113.17%       33.51%     31.69%
Janus Aspen Growth Portfolio ......................       9/13/93           33.13%        27.16%     21.62%
Janus Aspen Growth and Income Portfolio ...........        5/1/98           62.66%         N/A       48.37%
Janus Aspen International Growth Portfolio ........        5/2/94           70.76%        30.53%     25.47%
KVS Dreman Financial Services Portfolio ...........        5/4/98           -13.15%        N/A       -10.14%
Kemper Technology Growth Portfolio ................        5/3/99             N/A          N/A       66.70%
T. Rowe Price International Stock Portfolio .......       3/31/94           22.71%        9.89%       8.64%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                             10 YEARS OR
                                                                                                SINCE
                                                                                             INCEPTION OF
                                                    UNDERLYING        FOR YEAR                UNDERLYING
                                                  FUND INCEPTION       ENDED                    FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND              DATE            12/31/99      5 YEARS    IF LESS
----------------------------------------              ----            --------      -------    -------
AIT Equity Index Fund .............................  9/28/90           18.72%       25.99%      18.82%
AIT Money Market Fund .............................  4/29/85            3.71%        4.00%      3.78%
AIT Select Aggressive Growth Fund .................  8/21/92           36.72%       21.63%      19.03%
AIT Select Capital Appreciation Fund ..............  4/28/95           23.61%         N/A       19.72%
AIT Select Emerging Markets Fund ..................  2/20/98           63.41%         N/A       13.62%
AIT Select Growth and Income Fund .................  8/21/92           16.77%       20.02%      14.31%
AIT Select International Equity Fund ..............   5/2/94           29.87%       16.91%      13.88%
AIT Select Investment Grade Income Fund ...........  4/29/85           -2.35%        5.89%      6.18%
AIT Select Strategic Growth Fund ..................  2/20/98           14.44%         N/A       5.40%
AIT Select Strategic Income Fund  .................   7/1/00             N/A          N/A        N/A
AIT Select Value Opportunity Fund  ................  4/30/93           -6.03%       11.96%      10.03%
AIM V.I. Aggressive Growth Fund ...................   5/1/98           42.64%         N/A       21.99%
AIM V.I. Blue Chip Fund ........................... 12/30/99             N/A          N/A        N/A
AIM V.I. Value Fund ...............................   5/5/93           28.08%       25.45%      21.25%
Alliance Growth and Income Portfolio ..............  1/14/91            9.53%       21.86%      13.56%
Alliance Premier Growth Portfolio .................  6/26/92           30.64%       34.34%      24.77%
Deutsche VIT EAFE Equity Index ....................  8/26/97           18.47%         N/A       7.84%
Deutsche VIT Small Cap Index ......................  8/25/97           18.48%         N/A       7.85%
Fidelity VIP Equity-Income Portfolio ..............  10/9/86            4.84%       16.97%      13.00%
Fidelity VIP Growth Portfolio  ....................  10/9/86           35.52%       27.94%      18.28%
Fidelity VIP High Income Portfolio   ..............  9/19/85            6.64%        9.34%      10.88%
Fidelity VIP II Contrafund Portfolio ..............   1/3/95           22.51%         N/A       25.94%
Fidelity VIP III Growth & Income Portfolio ........ 12/31/96            7.64%         N/A       20.43%
Fidelity VIP III Mid Cap Portfolio ................ 12/28/98           46.95%         N/A       48.90%
Franklin Small Cap Fund ...........................  11/1/95           93.69%         N/A       27.83%
Mutual Shares Securities Fund .....................  11/8/96           11.53%         N/A       8.54%
Templeton Pacific Growth Securities Fund ..........  1/27/92           34.79%       -3.39%      0.82%
INVESCO VIF Dynamics Fund .........................  8/25/97           53.43%         N/A       29.64%
INVESCO VIF Health Sciences Fund ..................  5/22/97            3.40%         N/A       19.30%
Janus Aspen Aggressive Growth Portfolio ...........  9/13/93           121.67%      33.98%      31.94%
Janus Aspen Growth Portfolio ......................  9/13/93           41.63%       27.74%      21.99%
Janus Aspen Growth and Income Portfolio ...........   5/1/98           71.17%         N/A       52.26%
Janus Aspen International Growth Portfolio ........   5/2/94           79.26%       31.05%      25.93%
KVS Dreman Financial Services Portfolio ...........   5/4/98           -6.38%         N/A       -5.98%
Kemper Technology Growth Portfolio ................   5/3/99             N/A          N/A       75.21%
T. Rowe Price International Stock Portfolio .......  3/31/94           31.46%       13.61%      11.87%



                                       ***

SUPPLEMENT DATED OCTOBER 6, 2000

                        ALLMERICA SELECT SEPARATE ACCOUNT
                            (ALLMERICA SELECT REWARD)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       SUPPLEMENT DATED OCTOBER 6, 2000 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


                                       ***

On October 9, 2000, twenty-two new Sub-Accounts will be available under the Contract.

                                       ***

The third and fourth paragraphs under GENERAL INFORMATION AND HISTORY are replaced in their entirety with the following:

Currently, 35 Sub-Accounts of the Variable Account are available under the Allmerica Select Reward contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, and T. Rowe Price, are open-end, diversified management investment companies. Ten different funds of AIT are available under the Contract: the Select Emerging Markets Fund, Select Equity Index Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Two funds of Deutsche VIT are available under the Contract: the Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index. Three portfolios of
Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and the Fidelity VIP High Income Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Three FT VIP funds are available under the Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund and the Templeton Pacific Growth Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth and Income Portfolio and the Janus Aspen International Growth Portfolio. Two KVS portfolios are available under the Contract: the KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund and portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                                       ***

The notes to the financial statements of the Company as of December 31, 1999 are amended as follows:

14.     EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.



                                       ***


SUPPLEMENT DATED OCTOBER 6, 2000

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a)   FINANCIAL STATEMENTS

            Financial Statements Included in Part A
            None

            Financial Statements Included in Part B
            Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 21, 2000 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

            Financial Statements Included in Part C
            None

      (b)   EXHIBITS

            EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

            EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

            EXHIBIT 3   (a)   Underwriting and Administrative Services Agreement
                              was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos.
                              33-47216, 811-6632) and is incorporated by reference herein.

                        (b) Bonus Product Commissions Schedule was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                        (c) General Agent's Agreement was previously filed on April 24, 1998 in Post- Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

            EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                        (a)   Contract Form A3028-99;
                        (b)   Specification Pages Form A8028-99;
                        (c)   Enhanced Death Benefit "EDB" Rider (Form 3263-99);
                        (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);
                        (e)   Trail Employee Program Endorsement (Form 3275-99);
                        (f)   Trail Employee Program Endorsement (Form 3275-99);
                              and
                        (g)   Annuitization Withdrawal Endorsement (Form
                              3276-99).

            EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

            EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are
                        incorporated by reference herein.

            EXHIBIT 7   Not Applicable.

            EXHIBIT 8   (a)   Fidelity Service Agreement was previously filed on
                              April 30, 1996 in Post-Effective No. 8 (File Nos.
                              33-47216, 811-6632 and is incorporated by reference herein.

                        (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                        (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632)
                              and is incorporated by reference herein.

                        (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                        (f)   Directors' Power of Attorney is filed herewith.

            EXHIBIT 9   Opinion of Counsel is filed herewith.

            EXHIBIT 10  Consent of Independent Accountants is filed herewith.

            EXHIBIT 11  None.

            EXHIBIT 12  None.

            EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245,811-6632) and is incorporated by reference herein.

            EXHIBIT 14  Not Applicable.

            EXHIBIT 15  (a)   Participation Agreement between the Company and
                              Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

                        (b) Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (c) Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (d) Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632)
                              and is incorporated by reference herein.
                        (e) Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                              incorporated by reference herein.
                        (f) Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.
                        (g) Participation Agreement with Bankers Trust was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.
                        (h) Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.
                        (i) Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (j) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein.
                        (k) Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.
                        (l) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.
                        (m) Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION WITH COMPANY                              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                        Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                           Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                                 Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President
  General Counsel                           & Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                            President and Deputy General Counsel (1995-1998) of USF&G
                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since
                                            1995) and Director (since 1996) of Allmerica Asset Management, Inc.


J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to
                                            1996) of The Hanover Insurance Company

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First Allmerica;
  Vice President and Treasurer              Associate, Investment Banking (1996 -1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.; Treasurer
                                            (since 2000) of Allmerica Investments, Inc., Allmerica Asset Management, Inc.
                                            and Allmerica Financial Investment Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica.
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and
                                            Director and President (since 1998) of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                      NAME                                    ADDRESS                          TYPE OF BUSINESS
                      ----                                    -------                          ----------------
AAM Equity Fund                                  440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

AAM Growth &  Income Fund, L.P                   440 Lincoln Street                Limited Partnership
                                                 Worcester MA 01653


Advantage Insurance Network Inc.                 440 Lincoln Street                Insurance Agency
                                                 Worcester MA 01653

AFC Capital Trust I                              440 Lincoln Street                Statutory Business Trust
                                                 Worcester MA 01653

Allmerica Asset Management Limited               440 Lincoln Street                Investment advisory services
                                                 Worcester MA 01653

Allmerica Asset Management, Inc.                 440 Lincoln Street                Investment advisory services
                                                 Worcester MA 01653
Allmerica Benefits, Inc.                         440 Lincoln Street                Non-insurance medical services
                                                 Worcester MA 01653

Allmerica Equity Index Pool                      440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

Allmerica Financial Alliance Insurance           100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

Allmerica Financial Benefit Insurance            100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

Allmerica Financial Corporation                  440 Lincoln Street                Holding Company
                                                 Worcester MA 01653

Allmerica Financial Insurance                    440 Lincoln Street                Insurance Broker
Brokers, Inc.                                    Worcester MA 01653

Allmerica Financial Life Insurance               440 Lincoln Street                Life insurance, accident and health
and Annuity Company (formerly known              Worcester MA 01653                insurance, annuities, variable
as SMA Life Assurance Company                                                      annuities and variable life insurance

Allmerica Financial Services Insurance           440 Lincoln Street                Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Funding Corp.                          440 Lincoln Street                Special purpose funding vehicle for
                                                 Worcester MA 01653                commercial paper

Allmerica, Inc.                                  440 Lincoln Street                Common employer for Allmerica
                                                 Worcester MA 01653                Financial Corporation entities

Allmerica Financial Investment                   440 Lincoln Street                Investment advisory services
Management Services, Inc. (formerly              Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)


Allmerica Investment Management                  440 Lincoln Street                Investment advisory services
Company, Inc.                                    Worcester MA 01653

Allmerica Investments, Inc.                      440 Lincoln Street                Securities, retail broker-dealer
                                                 Worcester MA 01653

Allmerica Investments Insurance Agency           200 Southbridge Parkway           Insurance Agency
Inc. of Alabama                                  Suite 400
                                                 Birmingham, AL 35209

Allmerica Investments Insurance Agency of        14211 Commerce Way                Insurance Agency
Florida, Inc.                                    Miami Lakes, FL 33016

Allmerica Investment Insurance Agency            1455 Lincoln Parkway              Insurance Agency
Inc. of Georgia                                  Suite 300
                                                 Atlanta, GA 30346

Allmerica Investment Insurance Agency            Barkley Bldg-Suite 105            Insurance Agency
Inc. of Kentucky                                 12700 Shelbyville Road
                                                 Louisiana, KY 40423

Allmerica Investments Insurance Agency           631 Lakeland East Drive           Insurance Agency
Inc. of Mississippi                              Flowood, MS 39208

Allmerica Investment Trust                       440 Lincoln Street                Investment Company
                                                 Worcester MA 01653

Allmerica Plus Insurance                         440 Lincoln Street                Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Property & Casualty                    440 Lincoln Street                Holding Company
Companies, Inc.                                  Worcester MA 01653

Allmerica Securities Trust                       440 Lincoln Street                Investment Company
                                                 Worcester MA 01653

Allmerica Services Corporation                   440 Lincoln Street                Internal administrative services
                                                 Worcester MA 01653                provider to Allmerica Financial
                                                                                   Corporation entities

Allmerica Trust Company, N.A.                    440 Lincoln Street                Limited purpose national trust
                                                 Worcester MA 01653                company

AMGRO, Inc.                                      100 North Parkway                 Premium financing
                                                 Worcester MA 01605

Citizens Corporation                             440 Lincoln Street                Holding Company
                                                 Worcester MA 01653


Citizens Insurance Company of America            645 West Grand River              Multi-line property and casualty
                                                 Howell MI 48843                   insurance

Citizens Insurance Company of Illinois           333 Pierce Road                   Multi-line property and casualty
                                                 Itasca IL 60143                   insurance

Citizens Insurance Company of the                3950 Priority Way                 Multi-line property and casualty
Midwest                                          South Drive, Suite 200            insurance
                                                 Indianapolis IN 46280

Citizens Insurance Company of Ohio               8101 N. High Street               Multi-line property and casualty
                                                 P.O. Box 342250                   insurance
                                                 Columbus OH 43234

Citizens Management, Inc.                        645 West Grand River              Services management company
                                                 Howell MI 48843

Financial Profiles                               5421 Avenida Encinas              Computer software company
                                                 Carlsbad, CA  92008

First Allmerica Financial Life Insurance         440 Lincoln Street                Life, pension, annuity, accident
Company (formerly State Mutual Life              Worcester MA 01653                and health insurance company
Assurance Company of America)

First Sterling Limited                           440 Lincoln Street                Holding Company
                                                 Worcester MA 01653

First Sterling Reinsurance Company               440 Lincoln Street                Reinsurance Company
Limited                                          Worcester MA 01653

Greendale Special Placements Fund                440 Lincoln Street                Massachusetts Grantor Trust
                                                 Worcester MA 01653

The Hanover American Insurance                   100 North Parkway                 Multi-line property and casualty
Company                                          Worcester MA 01605                insurance

The Hanover Insurance Company                    100 North Parkway                 Multi-line property and casualty
                                                 Worcester MA 01605                insurance

Hanover Texas Insurance Management               801 East Campbell Road            Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                    Richardson TX 75081               Insurance Company

Hanover Lloyd's Insurance Company                Hanover Lloyd's Insurance         Multi-line property and casualty
                                                 Company                           insurance

Lloyds Credit Corporation                        440 Lincoln Street                Premium financing service
                                                 Worcester MA 01653                franchises


Massachusetts Bay Insurance Company              100 North Parkway                 Multi-line property and casualty
                                                 Worcester MA 01605                insurance

Sterling Risk Management Services, Inc.          440 Lincoln Street                Risk management services
                                                 Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of August 31, 2000, there were 14,566 Contract Owners of qualified Contracts and 22,309 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

      Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

      (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          -  VEL Account, VEL II Account, VEL Account III, Separate
             Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          -  Inheiritage Account, VEL II Account, Separate Account I,
             Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -  Allmerica Investment Trust

      (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

          NAME                 POSITION OR OFFICE WITH UNDERWRITER
          ----                 -----------------------------------


Margaret L. Abbott                 Vice President

Emil J. Aberizk, Jr                Vice President

Edward T. Berger                   Vice President and Chief Compliance Officer

Michael J. Brodeur                 Vice President Operations

Mark R. Colborn                    Vice President

Charles F. Cronin                  Secretary/Clerk

Claudia J. Eckels                  Vice President

Philip L. Heffernan                Vice President

J. Kendall Huber                   Director

Mark C. McGivney                   Treasurer

William F. Monroe, Jr.             President, Director and Chief Executive Officer

David J. Mueller                   Vice President, Chief Financial Officer, Financial Operations
                                   Principal and Controller

Stephen Parker                     Vice President and Director

Richard M. Reilly                  Director and Chairman of the Board

Eric A. Simonsen                   Director


      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

      4.  A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 8th day of September, 2000.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                          By: /s/ Sheila B. St. Hilaire
                              -------------------------
                              Sheila B. St. Hilaire
                              Assistant Vice President and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                                TITLE                                                      Date
----------                                -----                                                      ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                    September 8, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President, and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

John F. Kelly*                            Director, Vice President and General Counsel
------------------------------------

J. Barry May*                             Director
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants